Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39803
Entity Registrant Name	Meiwu Technology Company Limited
Entity Central Index Key	0001787803
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 304-3, No. 19, Wanghai Road,
Entity Address, Address Line Two	Siming District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	361000
Title of 12(b) Security	Ordinary Shares
Trading Symbol	WNW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	63,361,823
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Meiwu Technology Company Limited and the subsidiaries (collectively, the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive income (loss) stockholders’ equity, and cash flows for each of the years ended December 31, 2024, 2023 and 2022 , and the related notes and schedules (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years ended December 31, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 304-3, No. 19, Wanghai Road,
Entity Address, Address Line Two	Siming District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	361000
Country Region	+86
City Area Code	755
Local Phone Number	85250400
Contact Personnel Name	Mr. Zhichao Yang